Summary of aggregate amount and per share effect of tax holidays (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tax holiday effect	¥ 259,755	¥ 356,159	¥ 279,033
- Basic	0.20	0.27	0.20
- Diluted	0.20	0.26	0.19